Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group New Geography Equity ETF
Entity Central Index Key	0002008517
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group New Geography Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group New Geography Equity ETF
Class Name	Capital Group New Geography Equity ETF
Trading Symbol	CGNG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group New Geography Equity ETF (the "fund") for the period from June 25, 2024, commencement of operations, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10
,000
in
ve
stm
ent)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGNG	$ 62 *	0.64% †
*
Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 62	[1]
Expense Ratio, Percent	0.64%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 9.00% on a net asset value (NAV) basis and 9.04% on a market price basis for the period from
June 25, 2024 to May 31, 2025. These results compare with a 10.97% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, rebounding from early 2025 volatility on the back of a late-stage rally in the technology sector. Overseas, European equity markets advanced over the period, overcoming trade tensions and geopolitical uncertainties. Gains were supported by strong performances in the communication services and financials sectors. In the United Kingdom, markets moved higher as GDP growth was underpinned by steady employment, even as inflationary pressures persisted. Japan's economy, however, shrank in the first quarter of 2025 due to weak consumer demand and exports. Among emerging markets, China rebounded on government stimulus and rising exports, while India remained steady with flat returns, continuing to show strong economic resilience amid global challenges.
Within the fund, most sectors added positive returns to the portfolio, with financials, industrials and communication services holdings particularly additive. Holdings in the consumer discretionary, consumer staples and utilities sectors also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in China, the United States, India, the Eurozone, United Kingdom and Canada contributed to absolute returns.
In terms of detractors, holdings in health care, energy and materials sectors saw negative returns during the period. Likewise, investments in European companies based outside the Eurozone posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Sin ce inception 1
Capital Group New Geography Equity ETF (at NAV) 2	9.00%
MSCI ACWI (All Country World Index) 3	10.97%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jun. 25, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 434,537,000
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 789,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 434,537
Total number of portfolio holdings	211
Total advisory fees paid (in thousands)	$ 789
Portfolio turnover rate	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acc
ou
ntants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period
June 25, 2024, commencement of operations, to May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
[2]	Annualized.